Loans and Allowance for Loan Losses - Summary of Carrying Balances of TDRs (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Total TDRS	$ 4,596	$ 4,104
Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRS	3,277	983
Nonperforming [Member]
Financing Receivable, Modifications [Line Items]
Total TDRS	$ 1,319	$ 3,121